AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)

Long Positions - 75.4%

Common Stocks - 75.4%

Aerospace & Defense - 2.1%
General Dynamics Corp.(a)	6,384	1,740,151
HEICO Corp.(a)	7,182	1,918,958
Lockheed Martin Corp.(a)	3,591	1,604,136
Northrop Grumman Corp.(a)	3,591	1,838,628
RTX Corp.(a)	12,768	1,691,249
		8,793,122
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.(a)	16,359	1,675,162
Expeditors International of Washington, Inc.(a)	13,566	1,631,311
United Parcel Service, Inc., Class B(a)	13,566	1,492,124
		4,798,597
Automobile Components - 0.4%
BorgWarner, Inc.(a)	53,865	1,543,232

Biotechnology - 1.7%
AbbVie, Inc.(a)	7,980	1,671,969
BioMarin Pharmaceutical, Inc.*(a)	22,743	1,607,703
Exact Sciences Corp.*(a)	31,920	1,381,817
Exelixis, Inc.*	43,491	1,605,688
Vaxcyte, Inc.*(a)	20,349	768,378
		7,035,555
Broadline Retail - 0.4%
eBay, Inc.	22,743	1,540,383

Capital Markets - 1.7%
Cboe Global Markets, Inc.(a)	7,581	1,715,505
CME Group, Inc.(a)	6,384	1,693,611
MarketAxess Holdings, Inc.(a)	8,379	1,812,797
Virtu Financial, Inc., Class A(a)	45,885	1,749,136
		6,971,049
Chemicals - 2.2%
Celanese Corp., Class A(a)	29,526	1,676,191
CF Industries Holdings, Inc.(a)	20,349	1,590,274
Corteva, Inc.	25,536	1,606,981
International Flavors & Fragrances, Inc.	19,950	1,548,320
LyondellBasell Industries NV, Class A(a)	20,748	1,460,659
Scotts Miracle-Gro Co. (The)(a)	26,733	1,467,374
		9,349,799
Commercial Services & Supplies - 1.2%
Republic Services, Inc., Class A(a)	6,783	1,642,571
Tetra Tech, Inc.(a)	53,466	1,563,881
Waste Management, Inc.(a)	7,182	1,662,705
		4,869,157
Communications Equipment - 1.5%
Cisco Systems, Inc.(a)	25,137	1,551,204
F5, Inc.*(a)	5,586	1,487,384
Investments	Shares	Value ($)
Communications Equipment - 1.5%
Juniper Networks, Inc.(a)	44,688	1,617,259
Motorola Solutions, Inc.(a)	3,591	1,572,176
		6,228,023
Consumer Finance - 0.4%
FirstCash Holdings, Inc.(a)	13,965	1,680,269

Containers & Packaging - 1.8%
Amcor plc(a)	156,009	1,513,287
Crown Holdings, Inc.(a)	18,354	1,638,278
Sealed Air Corp.	47,481	1,372,201
Silgan Holdings, Inc.(a)	29,127	1,488,972
Sonoco Products Co.(a)	34,314	1,620,994
		7,633,732
Distributors - 0.4%
Genuine Parts Co.(a)	13,167	1,568,716

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.*(a)	12,768	1,622,046
H&R Block, Inc.(a)	29,925	1,643,182
		3,265,228
Diversified Telecommunication Services - 1.5%
AT&T, Inc.(a)	60,249	1,703,841
Frontier Communications Parent, Inc.*(a)	45,087	1,616,820
Iridium Communications, Inc.(a)	51,072	1,395,287
Verizon Communications, Inc.(a)	36,708	1,665,075
		6,381,023
Electric Utilities - 2.4%
Duke Energy Corp.(a)	13,566	1,654,645
Entergy Corp.(a)	18,753	1,603,194
Eversource Energy(a)	25,137	1,561,259
Exelon Corp.(a)	36,708	1,691,505
Southern Co. (The)	17,955	1,650,962
Xcel Energy, Inc.(a)	22,743	1,609,977
		9,771,542
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*(a)	14,763	1,532,842
Crane NXT Co.(a)	27,930	1,435,602
Teledyne Technologies, Inc.*(a)	3,192	1,588,691
		4,557,135
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A(a)	36,708	1,613,317

Financial Services - 0.4%
Jack Henry & Associates, Inc.	9,177	1,675,720

Food Products - 3.1%
Conagra Brands, Inc.(a)	61,845	1,649,406
Flowers Foods, Inc.(a)	83,391	1,585,263
General Mills, Inc.(a)	26,334	1,574,510
Hershey Co. (The)	9,177	1,569,542
Kraft Heinz Co. (The)(a)	50,673	1,541,979

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)
Food Products (continued)
McCormick & Co., Inc. (Non-Voting)(a)	19,551	1,609,243
Pilgrim’s Pride Corp.*(a)	29,925	1,631,212
Tyson Foods, Inc., Class A(a)	26,334	1,680,373
		12,841,528
Ground Transportation - 0.4%
CSX Corp.(a)	50,274	1,479,564

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	11,970	1,587,821
Becton Dickinson & Co.	7,182	1,645,109
Dentsply Sirona, Inc.(a)	85,386	1,275,667
Hologic, Inc.*(a)	24,738	1,528,066
Inspire Medical Systems, Inc.*(a)	8,778	1,398,160
STERIS plc	7,182	1,627,800
		9,062,623
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.(a)	12,768	1,759,047
Cencora, Inc.(a)	6,384	1,775,327
Centene Corp.*(a)	26,334	1,598,737
Elevance Health, Inc.(a)	3,990	1,735,491
Quest Diagnostics, Inc.(a)	9,177	1,552,748
UnitedHealth Group, Inc.(a)	3,591	1,880,786
		10,302,136
Health Care REITs - 1.2%
Omega Healthcare Investors, Inc., REIT(a)	43,491	1,656,137
Ventas, Inc., REIT	23,541	1,618,679
Welltower, Inc., REIT(a)	10,773	1,650,532
		4,925,348
Hotels, Restaurants & Leisure - 2.9%
Choice Hotels International, Inc.(a)	10,773	1,430,439
Darden Restaurants, Inc.(a)	7,980	1,657,925
McDonald’s Corp.(a)	5,187	1,620,263
Texas Roadhouse, Inc., Class A(a)	9,177	1,529,163
Wendy’s Co. (The)(a)	101,346	1,482,692
Wyndham Hotels & Resorts, Inc.(a)	15,162	1,372,313
Wynn Resorts Ltd.(a)	17,556	1,465,926
Yum! Brands, Inc.(a)	10,374	1,632,453
		12,191,174
Household Durables - 0.7%
Garmin Ltd.(a)	7,182	1,559,427
Newell Brands, Inc.(a)	237,804	1,474,385
		3,033,812
Household Products - 0.4%
Church & Dwight Co., Inc.(a)	14,763	1,625,259

Industrial Conglomerates - 0.4%
Honeywell International, Inc.(a)	7,581	1,605,277

Industrial REITs - 0.4%
Americold Realty Trust, Inc., REIT(a)	72,618	1,558,382
Investments	Shares	Value ($)
Insurance - 10.5%
Aflac, Inc.(a)	15,162	1,685,863
Allstate Corp. (The)(a)	8,379	1,735,040
Aon plc, Class A(a)	3,990	1,592,369
Arch Capital Group Ltd.(a)	17,955	1,726,912
Axis Capital Holdings Ltd.(a)	16,758	1,679,822
Brown & Brown, Inc.(a)	13,965	1,737,246
Chubb Ltd.(a)	5,985	1,807,410
Cincinnati Financial Corp.(a)	11,571	1,709,268
CNA Financial Corp.(a)	33,117	1,682,012
Everest Group Ltd.(a)	4,788	1,739,624
Hanover Insurance Group, Inc. (The)(a)	9,975	1,735,151
Hartford Insurance Group, Inc. (The)(a)	13,965	1,727,889
Loews Corp.(a)	18,753	1,723,588
Markel Group, Inc.*(a)	798	1,491,949
Marsh & McLennan Cos., Inc.(a)	6,783	1,655,255
Old Republic International Corp.(a)	43,092	1,690,068
Progressive Corp. (The)(a)	5,586	1,580,894
Reinsurance Group of America, Inc.(a)	7,980	1,571,262
RenaissanceRe Holdings Ltd.(a)	6,783	1,627,920
RLI Corp.(a)	21,147	1,698,738
Ryan Specialty Holdings, Inc., Class A(a)	23,142	1,709,500
Travelers Cos., Inc. (The)(a)	6,384	1,688,313
Unum Group(a)	21,147	1,722,635
W R Berkley Corp.(a)	25,536	1,817,142
White Mountains Insurance Group Ltd.(a)	798	1,536,796
Willis Towers Watson plc(a)	4,788	1,618,105
		43,690,771
Interactive Media & Services - 0.4%
Match Group, Inc.(a)	49,476	1,543,651

IT Services - 3.3%
Accenture plc, Class A(a)	4,389	1,369,544
Akamai Technologies, Inc.*(a)	20,748	1,670,214
Amdocs Ltd.(a)	17,955	1,642,883
Cognizant Technology Solutions Corp., Class A(a)	19,152	1,465,128
DXC Technology Co.*(a)	86,583	1,476,240
EPAM Systems, Inc.*(a)	7,581	1,279,976
International Business Machines Corp.(a)	6,384	1,587,445
Twilio, Inc., Class A*	13,965	1,367,313
VeriSign, Inc.*(a)	6,783	1,722,000
		13,580,743
Leisure Products - 0.3%
Mattel, Inc.*(a)	74,613	1,449,731

Machinery - 1.5%
AGCO Corp.(a)	16,359	1,514,352
CNH Industrial NV(a)	125,685	1,543,412
Otis Worldwide Corp.(a)	15,960	1,647,072

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)
Machinery (continued)
Timken Co. (The)(a)	20,349	1,462,483
		6,167,319
Media - 0.8%
Comcast Corp., Class A	45,087	1,663,710
Fox Corp., Class A(a)	28,329	1,603,422
		3,267,132
Multi-Utilities - 1.2%
CMS Energy Corp.(a)	21,945	1,648,289
Consolidated Edison, Inc.(a)	15,960	1,765,016
Dominion Energy, Inc.(a)	27,930	1,566,035
		4,979,340
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.(a)	71,820	1,509,657
Cheniere Energy, Inc.(a)	7,581	1,754,243
Devon Energy Corp.(a)	44,688	1,671,331
Diamondback Energy, Inc.(a)	10,773	1,722,387
Exxon Mobil Corp.(a)	14,763	1,755,764
Kinder Morgan, Inc.(a)	61,845	1,764,438
Occidental Petroleum Corp.(a)	33,117	1,634,655
		11,812,475
Passenger Airlines - 1.5%
Alaska Air Group, Inc.*(a)	22,743	1,119,410
American Airlines Group, Inc.*(a)	106,533	1,123,923
Delta Air Lines, Inc.	25,935	1,130,766
Southwest Airlines Co.(a)	53,067	1,781,990
United Airlines Holdings, Inc.*(a)	16,758	1,157,140
		6,313,229
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.(a)	27,531	1,679,116
Johnson & Johnson(a)	9,576	1,588,084
Perrigo Co. plc(a)	63,840	1,790,073
Pfizer, Inc.(a)	60,249	1,526,710
Royalty Pharma plc, Class A(a)	47,880	1,490,504
		8,074,487
Professional Services - 4.3%
Automatic Data Processing, Inc.(a)	5,187	1,584,784
Broadridge Financial Solutions, Inc.(a)	6,783	1,644,606
CACI International, Inc., Class A*(a)	4,788	1,756,813
Clarivate plc*(a)	360,297	1,415,967
Dun & Bradstreet Holdings, Inc.(a)	176,757	1,580,208
FTI Consulting, Inc.*(a)	9,975	1,636,698
Jacobs Solutions, Inc.(a)	12,768	1,543,524
ManpowerGroup, Inc.(a)	29,526	1,708,965
Paychex, Inc.(a)	10,773	1,662,058
Science Applications International Corp.(a)	15,960	1,791,829
Verisk Analytics, Inc., Class A(a)	5,187	1,543,755
		17,869,207
Residential REITs - 0.7%
Equity LifeStyle Properties, Inc., REIT(a)	23,541	1,570,185
Sun Communities, Inc., REIT(a)	11,970	1,539,821
		3,110,006
Investments	Shares	Value ($)
Retail REITs - 1.2%
Agree Realty Corp., REIT(a)	21,945	1,693,935
Realty Income Corp., REIT(a)	28,728	1,666,511
Regency Centers Corp., REIT(a)	21,147	1,559,803
		4,920,249
Software - 3.5%
Dolby Laboratories, Inc., Class A(a)	19,551	1,570,141
DoubleVerify Holdings, Inc.*	73,017	976,237
Dynatrace, Inc.*(a)	27,531	1,298,087
Guidewire Software, Inc.*(a)	7,980	1,495,133
HubSpot, Inc.*	2,394	1,367,668
Informatica, Inc., Class A*(a)	83,790	1,462,136
Pegasystems, Inc.(a)	20,349	1,414,662
Roper Technologies, Inc.(a)	2,793	1,646,697
Tyler Technologies, Inc.*(a)	2,793	1,623,822
Zoom Communications, Inc., Class A*	21,546	1,589,448
		14,444,031
Specialized REITs - 1.2%
Crown Castle, Inc., REIT(a)	17,157	1,788,274
Gaming and Leisure Properties, Inc., REIT(a)	32,718	1,665,346
VICI Properties, Inc., Class A, REIT(a)	49,476	1,613,907
		5,067,527
Specialty Retail - 1.5%
AutoZone, Inc.*(a)	399	1,521,299
Best Buy Co., Inc.(a)	17,955	1,321,668
Murphy USA, Inc.(a)	3,591	1,687,088
O’Reilly Automotive, Inc.*(a)	1,197	1,714,798
		6,244,853
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	6,384	1,418,078
HP, Inc.(a)	47,082	1,303,700
		2,721,778
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.(a)	17,556	1,328,814
Lululemon Athletica, Inc.*(a)	4,389	1,242,350
NIKE, Inc., Class B(a)	19,551	1,241,097
VF Corp.(a)	63,840	990,797
		4,803,058
Tobacco - 0.8%
Altria Group, Inc.(a)	28,728	1,724,255
Philip Morris International, Inc.(a)	10,374	1,646,665
		3,370,920
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd.	11,970	1,329,029

Total Common Stocks (Cost $316,976,267)		312,660,238

Total Long Positions (Cost $316,976,267)		312,660,238

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)

Short Positions - (71.2)%

Common Stocks - (71.2)%

Aerospace & Defense - (0.8)%
Axon Enterprise, Inc.	(3,192)	(1,678,832)
General Electric Co.	(7,980)	(1,597,197)
		(3,276,029)
Automobile Components - (0.3)%
Mobileye Global, Inc., Class A	(100,947)	(1,453,132)

Automobiles - (1.5)%
Ford Motor Co.	(172,368)	(1,728,851)
Lucid Group, Inc.	(621,642)	(1,504,374)
Rivian Automotive, Inc., Class A	(141,645)	(1,763,480)
Tesla, Inc.	(5,187)	(1,344,263)
		(6,340,968)
Banks - (2.2)%
Comerica, Inc.	(25,137)	(1,484,591)
Pinnacle Financial Partners, Inc.	(14,364)	(1,523,159)
Synovus Financial Corp.	(31,521)	(1,473,291)
Webster Financial Corp.	(29,127)	(1,501,497)
Western Alliance Bancorp	(19,152)	(1,471,448)
Zions Bancorp NA	(30,723)	(1,531,849)
		(8,985,835)
Beverages - (0.5)%
Celsius Holdings, Inc.	(60,249)	(2,146,069)

Biotechnology - (3.4)%
Alkermes plc	(46,683)	(1,541,473)
Arrowhead Pharmaceuticals, Inc.	(82,992)	(1,057,318)
Blueprint Medicines Corp.	(17,955)	(1,589,197)
CRISPR Therapeutics AG	(36,309)	(1,235,595)
Denali Therapeutics, Inc.	(84,588)	(1,149,974)
Halozyme Therapeutics, Inc.	(27,930)	(1,782,213)
Insmed, Inc.	(21,147)	(1,613,305)
Natera, Inc.	(10,374)	(1,466,987)
Sarepta Therapeutics, Inc.	(15,162)	(967,639)
Vertex Pharmaceuticals, Inc.	(3,192)	(1,547,545)
		(13,951,246)
Building Products - (2.6)%
Advanced Drainage Systems, Inc.	(13,965)	(1,517,297)
Builders FirstSource, Inc.	(11,571)	(1,445,681)
Carlisle Cos., Inc.	(4,788)	(1,630,314)
Carrier Global Corp.	(24,339)	(1,543,093)
Trane Technologies plc	(4,788)	(1,613,173)
Trex Co., Inc.	(25,935)	(1,506,823)
UFP Industries, Inc.	(14,763)	(1,580,232)
		(10,836,613)
Capital Markets - (5.2)%
Ameriprise Financial, Inc.	(3,192)	(1,545,279)
Ares Management Corp., Class A	(9,576)	(1,403,937)
Blackstone, Inc.	(10,374)	(1,450,078)
Blue Owl Capital, Inc., Class A	(76,209)	(1,527,228)
Investments	Shares	Value ($)
Capital Markets - (5.2)%
Carlyle Group, Inc. (The)	(33,117)	(1,443,570)
Coinbase Global, Inc., Class A	(7,581)	(1,305,676)
Evercore, Inc., Class A	(6,783)	(1,354,701)
Goldman Sachs Group, Inc. (The)	(2,793)	(1,525,788)
Hamilton Lane, Inc., Class A	(10,374)	(1,542,303)
KKR & Co., Inc.	(12,369)	(1,429,980)
Lazard, Inc., Class A	(33,117)	(1,433,966)
Morgan Stanley	(12,369)	(1,443,091)
Robinhood Markets, Inc., Class A	(35,511)	(1,477,968)
T. Rowe Price Group, Inc.	(15,162)	(1,392,933)
TPG, Inc., Class A	(29,526)	(1,400,418)
		(21,676,916)
Chemicals - (1.1)%
Albemarle Corp.	(20,748)	(1,494,271)
Chemours Co. (The)	(102,942)	(1,392,805)
Olin Corp.	(61,047)	(1,479,779)
		(4,366,855)
Communications Equipment - (0.7)%
Arista Networks, Inc.	(17,556)	(1,360,239)
Lumentum Holdings, Inc.	(23,142)	(1,442,672)
		(2,802,911)
Construction & Engineering - (1.7)%
Comfort Systems USA, Inc.	(4,389)	(1,414,707)
EMCOR Group, Inc.	(3,990)	(1,474,824)
MasTec, Inc.	(12,768)	(1,490,153)
Quanta Services, Inc.	(5,985)	(1,521,267)
WillScot Holdings Corp.	(47,880)	(1,331,064)
		(7,232,015)
Construction Materials - (0.4)%
Eagle Materials, Inc.	(7,182)	(1,593,901)

Consumer Finance - (1.1)%
Credit Acceptance Corp.	(3,192)	(1,648,189)
OneMain Holdings, Inc.	(31,521)	(1,540,747)
SoFi Technologies, Inc.	(116,508)	(1,354,988)
		(4,543,924)
Consumer Staples Distribution & Retail - (2.2)%
BJ’s Wholesale Club Holdings, Inc.	(15,561)	(1,775,510)
Costco Wholesale Corp.	(1,596)	(1,509,465)
Dollar Tree, Inc.	(21,147)	(1,587,505)
Maplebear, Inc.	(33,117)	(1,321,037)
Performance Food Group Co.	(19,950)	(1,568,669)
US Foods Holding Corp.	(23,142)	(1,514,875)
		(9,277,061)
Diversified Consumer Services - (0.3)%
Duolingo, Inc., Class A	(4,389)	(1,362,960)

Electric Utilities - (0.7)%
Constellation Energy Corp.	(5,985)	(1,206,755)
NRG Energy, Inc.	(15,960)	(1,523,542)
		(2,730,297)
Electrical Equipment - (1.7)%
Eaton Corp. plc	(5,586)	(1,518,443)
Generac Holdings, Inc.	(11,571)	(1,465,467)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment (continued)
Hubbell, Inc., Class B	(4,389)	(1,452,364)
nVent Electric plc	(26,733)	(1,401,344)
Vertiv Holdings Co., Class A	(17,556)	(1,267,543)
		(7,105,161)
Electronic Equipment, Instruments & Components - (0.7)%
Coherent Corp.	(21,147)	(1,373,286)
Fabrinet	(7,980)	(1,576,130)
		(2,949,416)
Energy Equipment & Services - (0.7)%
Noble Corp. plc	(60,648)	(1,437,357)
Weatherford International plc	(25,536)	(1,367,453)
		(2,804,810)
Entertainment - (1.0)%
Liberty Media Corp-Liberty Live, Class C	(21,546)	(1,468,145)
Netflix, Inc.	(1,596)	(1,488,318)
Roku, Inc., Class A	(18,753)	(1,320,961)
		(4,277,424)
Financial Services - (2.3)%
Affirm Holdings, Inc., Class A	(25,536)	(1,153,972)
Apollo Global Management, Inc.	(11,172)	(1,529,894)
Block, Inc., Class A	(25,935)	(1,409,048)
Rocket Cos., Inc., Class A	(99,098)	(1,196,113)
Shift4 Payments, Inc., Class A	(16,758)	(1,369,296)
Toast, Inc., Class A	(44,688)	(1,482,301)
UWM Holdings Corp., Class A	(246,582)	(1,346,338)
		(9,486,962)
Food Products - (0.7)%
Darling Ingredients, Inc.	(42,294)	(1,321,265)
Lamb Weston Holdings, Inc.	(31,521)	(1,680,069)
		(3,001,334)
Gas Utilities - (0.8)%
MDU Resources Group, Inc.	(96,558)	(1,632,796)
Southwest Gas Holdings, Inc.	(21,147)	(1,518,354)
		(3,151,150)
Ground Transportation - (1.1)%
Avis Budget Group, Inc.	(19,551)	(1,483,921)
Lyft, Inc., Class A	(127,281)	(1,510,825)
XPO, Inc.	(13,167)	(1,416,506)
		(4,411,252)
Health Care Equipment & Supplies - (1.1)%
Align Technology, Inc.	(8,778)	(1,394,473)
Haemonetics Corp.	(24,738)	(1,572,100)
IDEXX Laboratories, Inc.	(3,591)	(1,508,040)
		(4,474,613)
Health Care Providers & Services - (0.8)%
Guardant Health, Inc.	(40,299)	(1,716,737)
Tenet Healthcare Corp.	(11,970)	(1,609,965)
		(3,326,702)
Health Care REITs - (0.4)%
Alexandria Real Estate Equities, Inc., REIT	(15,960)	(1,476,460)
Investments	Shares	Value ($)
Health Care Technology - (0.7)%
Doximity, Inc., Class A	(22,743)	(1,319,776)
Veeva Systems, Inc., Class A	(7,182)	(1,663,567)
		(2,983,343)
Hotel & Resort REITs - (0.3)%
Host Hotels & Resorts, Inc., REIT	(101,346)	(1,440,127)

Hotels, Restaurants & Leisure - (2.6)%
Caesars Entertainment, Inc.	(46,683)	(1,167,075)
Carnival Corp.	(68,229)	(1,332,512)
Cava Group, Inc.	(16,359)	(1,413,581)
DraftKings, Inc., Class A	(38,304)	(1,272,076)
Dutch Bros, Inc., Class A	(22,344)	(1,379,518)
Light & Wonder, Inc.	(15,960)	(1,382,296)
Norwegian Cruise Line Holdings Ltd.	(66,234)	(1,255,797)
Wingstop, Inc.	(6,783)	(1,530,109)
		(10,732,964)
Household Durables - (0.7)%
Toll Brothers, Inc.	(14,364)	(1,516,695)
TopBuild Corp.	(5,187)	(1,581,775)
		(3,098,470)
Independent Power and Renewable Electricity Producers - (1.2)%
AES Corp. (The)	(149,625)	(1,858,342)
Clearway Energy, Inc., Class C	(59,451)	(1,799,582)
Vistra Corp.	(11,970)	(1,405,757)
		(5,063,681)
Industrial REITs - (0.4)%
Prologis, Inc., REIT	(13,167)	(1,471,939)

Insurance - (0.4)%
Lincoln National Corp.	(43,491)	(1,561,762)

Interactive Media & Services - (1.0)%
IAC, Inc.	(35,511)	(1,631,375)
Pinterest, Inc., Class A	(44,289)	(1,372,959)
Snap, Inc., Class A	(156,009)	(1,358,839)
		(4,363,173)
Life Sciences Tools & Services - (1.0)%
Charles River Laboratories International, Inc.	(9,576)	(1,441,380)
Illumina, Inc.	(17,157)	(1,361,236)
Medpace Holdings, Inc.	(4,788)	(1,458,856)
		(4,261,472)
Machinery - (1.1)%
Chart Industries, Inc.	(9,177)	(1,324,792)
Ingersoll Rand, Inc.	(19,551)	(1,564,667)
ITT, Inc.	(11,571)	(1,494,510)
		(4,383,969)
Media - (0.6)%
Sirius XM Holdings, Inc.	(66,234)	(1,493,246)
Trade Desk, Inc. (The), Class A	(21,546)	(1,178,997)
		(2,672,243)
Metals & Mining - (2.2)%
Alcoa Corp.	(47,082)	(1,436,001)
ATI, Inc.	(28,728)	(1,494,718)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)
Metals & Mining (continued)
Cleveland-Cliffs, Inc.	(150,423)	(1,236,477)
Commercial Metals Co.	(32,319)	(1,486,997)
Freeport-McMoRan, Inc.	(44,289)	(1,676,782)
United States Steel Corp.	(42,693)	(1,804,206)
		(9,135,181)
Multi-Utilities - (0.8)%
CenterPoint Energy, Inc.	(47,481)	(1,720,237)
Sempra	(23,142)	(1,651,413)
		(3,371,650)
Office REITs - (1.1)%
BXP, Inc., REIT	(23,142)	(1,554,911)
Kilroy Realty Corp., REIT	(47,481)	(1,555,478)
Vornado Realty Trust, REIT	(41,097)	(1,520,178)
		(4,630,567)
Oil, Gas & Consumable Fuels - (2.4)%
Antero Resources Corp.	(43,491)	(1,758,776)
EQT Corp.	(33,117)	(1,769,441)
Expand Energy Corp.	(15,960)	(1,776,667)
New Fortress Energy, Inc.	(154,413)	(1,283,172)
Range Resources Corp.	(43,491)	(1,736,596)
Texas Pacific Land Corp.	(1,197)	(1,586,013)
		(9,910,665)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.	(15,960)	(1,468,001)

Passenger Airlines - (0.4)%
Joby Aviation, Inc.	(249,774)	(1,503,639)

Personal Care Products - (0.7)%
elf Beauty, Inc.	(22,344)	(1,402,980)
Estee Lauder Cos., Inc. (The), Class A	(21,546)	(1,422,036)
		(2,825,016)
Pharmaceuticals - (0.8)%
Elanco Animal Health, Inc.	(151,620)	(1,592,010)
Eli Lilly and Co.	(1,995)	(1,647,690)
		(3,239,700)
Professional Services - (1.1)%
Dayforce, Inc.	(25,935)	(1,512,789)
Equifax, Inc.	(6,783)	(1,652,067)
TransUnion	(17,157)	(1,423,859)
		(4,588,715)
Real Estate Management & Development - (1.9)%
CBRE Group, Inc., Class A	(11,571)	(1,513,256)
CoStar Group, Inc.	(20,748)	(1,643,864)
Howard Hughes Holdings, Inc.	(21,546)	(1,596,128)
Jones Lang LaSalle, Inc.	(5,985)	(1,483,741)
Zillow Group, Inc., Class C	(21,147)	(1,449,838)
		(7,686,827)
Semiconductors & Semiconductor Equipment - (5.7)%
Advanced Micro Devices, Inc.	(15,561)	(1,598,737)
Amkor Technology, Inc.	(74,613)	(1,347,511)
Applied Materials, Inc.	(9,975)	(1,447,572)
Broadcom, Inc.	(7,980)	(1,336,091)
GLOBALFOUNDRIES, Inc.	(39,900)	(1,472,709)
Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - (5.7)%
Intel Corp.	(70,623)	(1,603,848)
Lam Research Corp.	(20,349)	(1,479,372)
Lattice Semiconductor Corp.	(24,738)	(1,297,508)
Marvell Technology, Inc.	(17,556)	(1,080,923)
Micron Technology, Inc.	(17,556)	(1,525,441)
MKS Instruments, Inc.	(16,758)	(1,343,154)
Monolithic Power Systems, Inc.	(2,394)	(1,388,472)
NVIDIA Corp.	(12,768)	(1,383,796)
Onto Innovation, Inc.	(10,773)	(1,307,196)
Power Integrations, Inc.	(25,536)	(1,289,568)
Rambus, Inc.	(28,329)	(1,466,734)
Teradyne, Inc.	(14,763)	(1,219,424)
		(23,588,056)
Software - (2.2)%
AppLovin Corp., Class A	(4,389)	(1,162,953)
Crowdstrike Holdings, Inc., Class A	(4,389)	(1,547,474)
MicroStrategy, Inc., Class A	(6,384)	(1,840,316)
Palantir Technologies, Inc., Class A	(18,354)	(1,549,078)
Unity Software, Inc.	(63,441)	(1,242,809)
Zscaler, Inc.	(8,379)	(1,662,561)
		(9,005,191)
Specialized REITs - (0.4)%
Extra Space Storage, Inc., REIT	(9,975)	(1,481,188)

Specialty Retail - (2.0)%
CarMax, Inc.	(19,551)	(1,523,414)
Carvana Co., Class A	(7,182)	(1,501,613)
Chewy, Inc., Class A	(47,082)	(1,530,636)
Dick’s Sporting Goods, Inc.	(7,581)	(1,528,026)
ESC GCI LIBERTY, Inc. SR‡	(6,956)	—
RH	(4,788)	(1,122,355)
Wayfair, Inc., Class A	(37,905)	(1,214,097)
		(8,420,141)
Technology Hardware, Storage & Peripherals - (0.6)%
Dell Technologies, Inc., Class C	(14,763)	(1,345,647)
Super Micro Computer, Inc.	(35,511)	(1,215,897)
		(2,561,544)
Textiles, Apparel & Luxury Goods - (0.7)%
Crocs, Inc.	(15,960)	(1,694,952)
Deckers Outdoor Corp.	(11,571)	(1,293,754)
		(2,988,706)
Trading Companies & Distributors - (1.8)%
Core & Main, Inc., Class A	(32,718)	(1,580,606)
SiteOne Landscape Supply, Inc.	(12,369)	(1,502,091)
United Rentals, Inc.	(2,394)	(1,500,320)
Watsco, Inc.	(3,192)	(1,622,494)
WESCO International, Inc.	(9,177)	(1,425,188)
		(7,630,699)
Total Common Stocks (Proceeds $(337,281,492))		(295,110,645)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 0.0%(b)

SPDR S&P 500 ETF Trust (Proceeds $(260,695))	(470)	(262,913)

Total Short Positions (Proceeds $(337,542,187))		(295,373,558)

Total Investments - 4.2% (Net Cost and Proceeds $(20,565,920))		17,286,680
Other assets less liabilities - 95.8%		397,392,642
Net Assets - 100.0%		414,679,322

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $120,152,839.
(b)	Represents less than 0.05% of net assets.
‡	Security fair valued as of March 31, 2025 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2025

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	58,393,982	10/1/2025	Morgan Stanley	4.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	7,848,571
USD	(64,282,688)	10/1/2025	Morgan Stanley	3.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	2,466,772
							10,315,343

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

Investment Valuation

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2025 for the Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$312,660,238	$—	$—	*	$312,660,238
Liabilities
Common Stocks**	(295,110,645)	—	—		(295,110,645)
Exchange Traded Funds	(262,913)	—	—		(262,913)
Total Investments	$17,286,680	$—	$—	*	$17,286,680
Other Financial Instruments
Assets
Swap Agreement***	$—	$10,315,343	$—		$10,315,343
Liabilities
Swap Agreement***	$—	$—	$—		$—
Total Other Financial Instruments	$—	$10,315,343	$—		$10,315,343

*	Security has zero value.
**	See Schedule of Investments for segregation by industry.
***	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.